Condensed Parent Company Financial Statements (Statements Of Income) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) on available-for-sale securities, net	$ 309,000	$ 225,000	$ 1,152,000	$ 106,000	$ 159,000	$ 9,235,000	$ 46,000	$ 392,000	$ 1,792,000	$ 9,832,000	$ (268,000)
Interest Expense	32,970,000	36,541,000	36,739,000	38,166,000	41,285,000	44,421,000	44,934,000	46,631,000	144,416,000	177,271,000	215,738,000
Salaries and employee benefits									237,785,000	215,766,000	186,878,000
(Loss) income before income taxes and equity in undistributed loss of subsidiaries	31,974,000	50,046,000	18,965,000	27,048,000	22,142,000	32,385,000	20,790,000	25,490,000	128,033,000	100,807,000	117,504,000
Income tax benefit	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Net income	19,221,000	30,202,000	11,750,000	16,402,000	14,205,000	20,098,000	13,009,000	16,017,000	77,575,000	63,329,000	73,069,000
Parent Company [Member]
Dividends and interest from subsidiaries									30,783,000	15,592,000	103,410,000
Trading revenue										4,839,000	26,864,000
Gains (losses) on available-for-sale securities, net									164,000	57,000	(1,210,000)
Other income									(487,000)	1,421,000	1,931,000
Total income									30,460,000	21,909,000	130,995,000
Interest Expense									21,342,000	18,667,000	19,139,000
Salaries and employee benefits									12,435,000	8,975,000	7,238,000
Other expenses									14,037,000	10,838,000	10,635,000
Total expenses									47,814,000	38,480,000	37,012,000
(Loss) income before income taxes and equity in undistributed loss of subsidiaries									(17,354,000)	(16,571,000)	93,983,000
Income tax benefit									16,573,000	8,997,000	1,241,000
(Loss) income before equity in undistributed net loss of subsidiaries									(781,000)	(7,574,000)	95,224,000
Equity in undistributed net income (loss) of subsidiaries									78,356,000	70,903,000	(22,155,000)
Net income									$ 77,575,000	$ 63,329,000	$ 73,069,000